CERTIFICATION OF
                     STRONG GOVERNMENT SECURITIES FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                        STRONG GOVERNMENT SECURITIES FUND

STRONG GOVERNMENT SECURITIES FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Government Securities Fund's Prospectus and Statement of Additional Information, each dated December 26, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 28 (File No. 33-7984; 811-4798), which was filed with the Securities and Exchange Commission on December 20, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of the Strong Government Securities Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                                 STRONG GOVERNMENT SECURITIES FUND, INC.



                                 /S/ SUSAN A. HOLLISTER
                                 By:      Susan A. Hollister
                                 Title:   Vice President and Assistant Secretary


Dated: December 31, 2002